Segment Reporting - Schedule of Net Income or Loss and Total Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Segment Reporting [Abstract]
Investments held in Trust Account	$ 251,756,198	$ 262,235,740
Cash	2,107,309	703,596
General and administrative expenses	251,144	3,857,197
Interest earned on investments held in Trust Account	$ 1,756,198	$ 10,479,542